UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:
   This Amendment (Check only one.): [  ]  is a restatement
                                     [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:        The Cincinnati Life Insurance Company
Address:     6200 South Gilmore Road
             Fairfield, Ohio 45014

13F File Number: 028-10754

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:    Martin F. Hollenbeck
Title:   Chief Investment Officer
Phone:   (513) 870-2000

Signature, Place and Date of Signing:

     /s/ Martin F. Hollenbeck        Fairfield, Ohio         August 3, 2012
   ----------------------------    -------------------   ---------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager: N/A

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers              1
                                             -----------
Form 13F Information Table Entry Total         1
                                             -----------
Form 13F Information Table Value Total       3,619
                                             -----------
                                             (thousands)

List of Other Included Managers

No.     File No.       Name
01      028-10798      Cincinnati Financial Corporation


                   COLUMN 2       COLUMN 3     COLUMN 4      COLUMN 5        SH/
   ISSUER       TITLE OF CLASS      CUSIP      FMV (000)   SHARES/PRINCIPAL  PRN
PARTNERRE LTD       COMMON        G6852T105        3,619             47,828  SH
                                                   3,619

                   COLUMN 6       COLUMN 7    COLUMN 8
   ISSUER       INVESTMENT DIS    OTH MGRS      SOLE     SHARED    NONE
PARTNERRE LTD    SHARED-OTHER        01           -      47,828      -